Basis of preparation	12 Months Ended
Dec. 31, 2025
Basis of preparation
Basis of preparation

1 Basis of preparation

Smith & Nephew plc (the “Company”) is a public limited company incorporated in England and Wales. In these accounts, the ‘Group’ means the Company and all its subsidiaries. The principal activities of the Group are to develop, manufacture, market and sell medical devices and services.

The Group has prepared its accounts in accordance with UK-adopted International Accounting Standards. The Group has also prepared its accounts in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB) effective as at 31 December 2025. IFRS as adopted in the UK differs in certain respects from IFRS Accounting Standards as issued by the IASB. However, the differences have no impact for the periods presented.

The preparation of accounts in conformity with IFRS requires management to use estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the accounts and the reported amounts of revenues and expenses during the year. Material accounting policies, including those requiring management to use estimates and assumptions, are disclosed in Notes 1–23 of the Notes to the Group accounts. Although these estimates are based on management’s best knowledge of current events and actions, actual results ultimately may differ from those estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively.

The uncertainties as to the future impact on the financial performance and cash flows of the Group as a result of the current economic environment have been considered as part of the Group’s adoption of the going concern basis in these financial statements, in which context, the Directors reviewed cash flow forecasts prepared for a period of at least 12 months from the date of approval of these financial statements. Having carefully reviewed those forecasts, the Directors concluded that it was appropriate to adopt the going concern basis of accounting in preparing these financial statements for the reasons set out below.

The Group had access to $553m of cash and cash equivalents (net of bank overdrafts) at 31 December 2025. The Group’s net debt, excluding lease liabilities, at 31 December 2025 was $2,543m with access to committed facilities of $4.1bn with an average maturity of 4.7 years. At the date of approving these financial statements the funding position of the Group has remained materially unchanged following the upfront payment of $225m for the acquisition of Integrity Orthopaedics, the repayment of $75m of maturing private placement debt, and an increase of the Revolving Credit Facility by $125m to $1.125bn.

$625m of private placement debt is subject to financial covenants. The principal covenant on the private placement debt is a leverage ratio of <3.5, which is measured on a rolling 12-month basis at half year and year end. There are no financial covenants in any of the Group’s other facilities.

The Directors have considered various scenarios in assessing the impact of the economic environment on future financial performance and cash flows, including the impact of a significant global economic downturn, leading to lower healthcare spending across both public and private systems. Throughout these scenarios, which include a severe, but plausible outcome, the Group continues to have headroom on its borrowing facilities and financial covenants.

The Directors have a reasonable expectation that the Company and the Group are well placed to manage their business risks, have sufficient funds to continue to meet their liabilities as they fall due and to continue in operational existence for a period of at least 12 months from the date of the approval of these financial statements. The financial statements have therefore been prepared on a going concern basis.

Accordingly, the Directors continue to adopt the going concern basis (in accordance with the guidance ‘Guidance on the Going Concern Basis of Accounting and Related Reporting (including Solvency and Liquidity Risks)’ issued by the FRC) in preparing these financial statements.

New accounting standards effective 2025

A number of new amendments to standards are effective from 1 January 2025, but they do not have a material effect on the Group’s financial statements.

Accounting standards issued, but not yet effective

A number of new standards and amendments to standards are effective for annual periods beginning on or after 1 January 2026 and earlier application is permitted; however, the Group has not adopted them early in preparing these financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements was issued by the IASB in April 2024. The standard is effective for annual reporting periods beginning on or after 1 January 2027, and also applies to comparative information. IFRS 18 will replace IAS 1 Presentation of Financial Statements and will have a pervasive impact on several aspects of financial statements presentation and disclosure, particularly in the Group income statement and disclosure requirements for management-defined performance measures (MPMs) within the financial statements.

Group financial statements continued

Notes to the Group accounts continued

1 Basis of preparation continued

The Group has commenced an assessment of the standard’s full impact. Based on the preliminary analysis, the Group anticipates that the standard will have the following potential impacts:

–

The classification of items of income and expense into categories defined in IFRS 18 will impact the presentation of the Group income statement. Whilst the standard does not impact recognition or measurement, changes in classification will impact the reported amounts for line items in the income statement. A new subtotal ‘Profit before financing and income tax’ will be included to separately present the impact of investing and financing activities. Share of results of associates will be classified in the investing category, interest income and expense in the financing category and other finance costs will be classified in the operating, investing or financing category depending on the nature of the income or expense.

–

The Group is reassessing its aggregation and disaggregation principles to ensure they comply with the enhanced guidance in IFRS 18, which aims to provide more detailed and useful information to users of the financial statements.

–	Mandatory new disclosures in relation to MPMs will be required within the financial statements.
–	Consequential presentational changes to statement of cash flows will be required and operating profit will be the new starting point for reconciling cash flows from operating activities.

The Group will apply IFRS 18 from its mandatory effective date of 1 January 2027. Comparative information for the financial years ending 31 December 2026 and 31 December 2025 will be restated in accordance with IFRS 18.

1.1 Consolidation

The Group accounts include the accounts of Smith & Nephew plc and its subsidiaries for the periods during which they were members of the Group.

Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are consolidated in the Group accounts from the date that the Group obtains control and continue to be consolidated until the date that such control ceases. Intra-group balances and transactions, and any unrealised income and expenses arising from intra-group transactions, are eliminated on consolidation. All subsidiaries have year ends that are coterminous with the Group’s, with the exception of jurisdictions whereby a different year end is required by local legislation.

When the Group loses control over a subsidiary, it derecognises the assets and liabilities of the subsidiary and any related components of equity. Any resulting gain or loss is recognised in profit or loss. Any retained interest in the former subsidiary is measured at fair value.

1.2 Critical judgements and estimates

The Group prepares its consolidated financial statements in accordance with IFRS Accounting Standards as issued by the IASB and IFRS adopted in the UK, the application of which often requires judgements and estimates to be made by management when formulating the Group’s financial position and results. Under IFRS, the Directors are required to adopt those accounting policies most appropriate to the Group’s circumstances for the purpose of presenting fairly the Group’s financial position, financial performance and cash flows.

Management regularly reviews, and revises as necessary, the accounting judgements that significantly impact the amounts recognised in the financial statements and the estimates that are considered to be critical estimates due to their potential to give rise to material adjustments in the Group’s financial statements in the next financial year. The Group has determined that there are no critical accounting judgements and no key sources of estimation uncertainty that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

The Group’s accounting policies are set out in Notes 1–23 of the Notes to the Group accounts. Management has considered the impact of the uncertainties around the current economic environment below.

1.3 Climate change considerations

The impact of climate change has been considered as part of the assessment of estimates and judgements in preparing the Group accounts, particularly in the context of the risks identified in the TCFD disclosures on pages 69 to 72. The climate change scenario analyses undertaken this year in line with TCFD recommendations did not identify any material financial impact. The following considerations were made in respect of the financial statements:

-	The impact of climate change on the going concern assessment and the viability of the Group over the next three years.
-	The impact of climate change on the cash flow forecasts used in the impairment assessments of non-current assets, including goodwill.
-	The impact of climate change on the carrying value and useful economic lives of property, plant and equipment.

While there is currently no material medium-term impact expected, the Group closely monitors climate-related risks given the changing nature of these risks and management consider the impact of climate change as part of the decision making process and continue to assess the impact on judgements and estimates, and on preparation of the consolidated financial statements.

1.4 Foreign currencies

Functional and presentation currency

The Group accounts are presented in US Dollars. The Company’s functional currency is US Dollars.

Foreign currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of Group companies at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the exchange rate as at the reporting date. Non-monetary items are not retranslated.

Foreign operations

Balance sheet items of foreign operations, including goodwill and fair value adjustments arising on acquisition, are translated into US Dollars on consolidation at the exchange rates at the reporting date. Income statement items and the cash flows of foreign operations are translated at average rates as an approximation to actual transaction rates, with actual transaction rates used for large one-off transactions.

Foreign currency differences are recognised in ‘Other comprehensive income’ and accumulated in ‘Other reserves’ within equity. These include: exchange differences on the translation at closing rates of exchange of non-US Dollar opening net assets; the differences arising between the translation of profits into US Dollars at actual (or average, as an approximation) and closing exchange rates; to the extent that the hedging relationship is effective, the difference on translation of foreign currency borrowings or swaps that are used to finance or hedge the Group’s net investments in foreign operations; and the movement in the fair value of forward foreign exchange contracts used to hedge forecast foreign exchange cash flows.

The exchange rates used for the translation of currencies into US Dollars that have the most significant impact on the Group results were:

	2025	2024	2023
Average rates
Sterling	1.32	1.28	1.24
Euro	1.13	1.08	1.08
Swiss Franc	1.20	1.14	1.11
Japanese Yen	0.0067	0.0066	0.0071
Year end rates
Sterling	1.35	1.25	1.27
Euro	1.17	1.04	1.10
Swiss Franc	1.26	1.10	1.19
Japanese Yen	0.0064	0.0064	0.0071